Shareholder Report, Holdings (Details)_4	Jun. 30, 2024
Institutional Shares | Bright Horizons Family Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Institutional Shares | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Institutional Shares | Waste Connections, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Institutional Shares | HealthEquity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Institutional Shares | Prosperity Bancshares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Institutional Shares | ChampionX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Institutional Shares | Caseys General Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Institutional Shares | Valmont Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Institutional Shares | Neurocrine Biosciences, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Institutional Shares | Dynatrace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Institutional Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Institutional Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Institutional Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Institutional Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Institutional Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Institutional Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Institutional Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Institutional Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Institutional Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Institutional Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Investor Shares | Bright Horizons Family Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Investor Shares | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Investor Shares | Waste Connections, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Investor Shares | HealthEquity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Investor Shares | Prosperity Bancshares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Investor Shares | ChampionX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Investor Shares | Caseys General Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Investor Shares | Valmont Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Investor Shares | Neurocrine Biosciences, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Investor Shares | Dynatrace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Investor Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Investor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Investor Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Investor Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Investor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Investor Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Investor Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Investor Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Investor Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Investor Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Advisor Shares | Bright Horizons Family Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Advisor Shares | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Advisor Shares | Waste Connections, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Advisor Shares | HealthEquity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Advisor Shares | Prosperity Bancshares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Advisor Shares | ChampionX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Advisor Shares | Caseys General Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Advisor Shares | Neurocrine Biosciences, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Advisor Shares | Dynatrace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Advisor Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Advisor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Advisor Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Advisor Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Advisor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Advisor Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Advisor Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Advisor Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Advisor Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Advisor Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Advisor Shares | Valmont Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%